Amplify International Online Retail ETF
Schedule of Investments
July 31, 2020 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.6%
Marketplace - 30.4%
58.com, Inc. - ADR (a)	2,555	$141,470
Alibaba Group Holding Ltd. - ADR (a)	532	133,543
B2W Cia Digital (a)	6,300	145,102
Delivery Hero SE (a) (b)	1,316	152,130
Demae-Can Co. Ltd.	9,800	147,097
Fiverr International Ltd. (a)	1,673	156,308
Just Eat Takeaway.com NV (a) (b)	1,330	144,313
Kogan.com Ltd.	11,802	141,007
MercadoLibre, Inc. (a)	133	149,575
Mercari, Inc. (a)	3,500	146,316
Rakuten, Inc.	15,400	140,556
Shopify, Inc. - Class A (a)	140	143,360
Syuppin Co. Ltd.	9,100	52,846
Tencent Holdings Ltd.	2,100	144,693
Uxin Ltd. - ADR (a) (c)	34,930	44,361
		1,982,677
Traditional Retail - 57.0%
ASKUL Corp.	4,200	125,726
ASOS PLC (a)	3,374	148,706
BHG Group AB (a)	6,335	78,826
boohoo Group PLC (a)	40,054	137,211
Boozt AB (a) (b)	5,992	63,799
China Literature Ltd. (a) (b)	16,800	110,444
Cimpress PLC (a)	1,918	191,800
Dustin Group AB (b)	10,108	61,383
Farfetch Ltd. - Class A (a)	6,657	170,619
HelloFresh SE (a)	2,408	131,609
iQIYI, Inc. - ADR (a)	6,097	128,647
Istyle, Inc. (a)	23,800	51,998
JD.com, Inc. - ADR (a)	2,135	136,192
Jumia Technologies AG - ADR (a) (c)	18,949	294,846
Kitanotatsujin Corp. (c)	28,000	122,614
MOGU, Inc. - ADR (a)	14,637	44,643
MonotaRO Co. Ltd.	3,500	149,130
Ocado Group PLC (a)	5,600	150,896
Oisix ra daichi, Inc. (a)	7,700	156,141
PChome Online, Inc.	35,000	142,774
Pinduoduo, Inc. - ADR (a)	1,603	147,155
Secoo Holding Ltd. - ADR (a)	17,332	45,583
Shop Apotheke Europe NV (a) (b)	1,029	154,775
So-Young International, Inc. - ADR (a)	9,926	142,240
Vipshop Holdings Ltd. - ADR (a)	6,412	146,001
Zalando SE (a) (b)	1,925	139,401
Zero to Seven, Inc. (a)	10,199	58,126
zooplus AG (a)	819	141,396
ZOZO, Inc.	5,600	151,480
		3,724,161
Travel - 12.2%
Airtrip Corp. (c)	12,600	112,974
Despegar.com Corp. (a)	18,501	142,643
MakeMyTrip Ltd. (a)	9,254	144,085
On the Beach Group PLC (b)	18,557	68,075
Open Door, Inc. (a)	5,600	50,211
Trip.com Group Ltd. - ADR (a)	5,229	142,229
Webjet Ltd. (c)	67,277	136,541
		796,758
Total Common Stocks (Cost $5,270,929)		6,503,596

RIGHTS - 0.0% (d)
B2W Cia Digital (a)	418	581
Total Rights (Cost $248)		581

MONEY MARKET FUNDS - 0.5%
STIT-Government & Agency Portfolio - Institutional Class - 0.07% (e)	29,403	29,403
Total Money Market Funds (Cost $29,403)		29,403

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.9%
First American Government Obligations Fund - Class X - 0.07% (e)	517,371	517,371
Total Investments Purchased with Proceeds from Securities Lending (Cost $517,371)		517,371
Total Investments - 108.0%
(Cost $5,817,951)		$7,050,951

Percentages are based on Net Assets of $6,532,270.
ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidelines.
At July 31, 2020 the value of these securities amounted to $894,320 or 13.7% of net assets.

(c)	All or a portion of this security is out on loan as of July 31, 2020. Total value of securities out on loan is $538,548 or 8.2% of net assets.
(d)	Less than 0.05%.
(e)	Seven-day yield as of July 31, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended July 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2020:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Argentina	$292,217
Australia	277,548
Brazil	145,101
Britain	675,508
Canada	143,360
China	1,507,200
Germany	859,382
India	144,085
Ireland	191,800
Israel	156,308
Japan	1,407,091
Netherlands	299,088
South Korea	58,126
Sweden	204,008
Taiwan	142,774
Rights
Brazil	581
Money Market Funds	29,403
Investments Purchased with Proceeds from Securities Lending	517,371
Total Level 1	7,050,951
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$7,050,951

See the Schedules of Investments for further disaggregation of investment categories.

For the period ended July 31, 2020, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of July 31, 2020, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.